Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Salary and related expenses		$ 90,203	$ 95,566
Accrued audit fees		56,250	40,000
Accrued legal fees			30,000
Accrued consulting fees		24,076	24,705
Other expenses		850
Total	$ 162,898	$ 171,379	$ 190,271